Income Taxes (Details) - Schedule of effective tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate [Abstract]
Statutory rate	26.50%	26.50%